Expense Example - Class A Y and R6 - Invesco Conservative Income Fund	Class A 1 Year	Class A 3 Years	Class A 5 Years	Class A 10 Years	Class Y 1 Year	Class Y 3 Years	Class Y 5 Years	Class Y 10 Years	Class R6 1 Year	Class R6 3 Years	Class R6 5 Years	Class R6 10 Years
USD ($)	41	139	247	562	31	107	191	438	31	110	196	450